Document and Entity Information	0 Months Ended
Jan. 26, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 26, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jan. 23, 2015
Document Effective Date	Jan. 26, 2015
Prospectus Date	Jan. 26, 2015
AllianzGI Europe Equity Dividend Fund | Class A
Risk/Return:
Trading Symbol	EEDFX
AllianzGI Europe Equity Dividend Fund | Class C
Risk/Return:
Trading Symbol	EEDCX
AllianzGI Europe Equity Dividend Fund | Institutional Class
Risk/Return:
Trading Symbol	EEDIX
AllianzGI Europe Equity Dividend Fund | Class P
Risk/Return:
Trading Symbol	EEDPX
AllianzGI Global Megatrends Fund | Class A
Risk/Return:
Trading Symbol	GMTFX
AllianzGI Global Megatrends Fund | Institutional Class
Risk/Return:
Trading Symbol	GMTIX
AllianzGI Global Megatrends Fund | Class P
Risk/Return:
Trading Symbol	GMTPX
AllianzGI International Growth Fund | Class A
Risk/Return:
Trading Symbol	AIGFX
AllianzGI International Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	GLIIX